Segment Information (Tables)	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Summary of the Group’s Segment Results

The Group retrospectively revised prior period segment information, to conform to current period presentation. The tables below provide a summary of the Group’s segment results for the years ended June 30, 2023, 2024 and 2025.

	For the year Ended June 30, 2025
	Learning service and others and consumer business	Pop toy business	Total
	RMB	RMB	RMB

Revenues
Learning service and others	2,446,608	-	2,446,608
Consumer business	213,203	-	213,203
Pop toy business	-	65,781	65,781
Total revenues	2,659,811	65,781	2,725,592

Cost of revenues
Learning service and others	(354,276)	-	(354,276)
Consumer business	(106,487)	-	(106,487)
Pop toy business	-	(42,970)	(42,970)
Total cost of revenue	(460,763)	(42,970)	(503,733)

Gross Profit
Learning service and others	2,092,332	-	2,092,332
Consumer business	106,716	-	106,716
Pop toy business	-	22,811	22,811
Total gross profit	2,199,048	22,811	2,221,859

Reconciliation of profit or loss (segment gross profit)
Amounts not allocated to segments:
Sales and marketing expenses	(1,592,601)	(18,660)	(1,611,261)
Research and development expenses	(96,648)	(1,877)	(98,525)
General and administrative expenses	(107,680)	(7,492)	(115,172)
Total operating expenses	(1,796,929)	(28,029)	(1,824,958)
Income/(loss) from operations	402,119	(5,218)	396,901
Net Income	360,274	(3,706)	356,568
	For the year Ended June 30, 2024
	Learning service and others and consumer business	Pop toy business	Total
	RMB	RMB	RMB

Revenues
Learning service and others	3,621,370	-	3,621,370
Consumer business	173,961	-	173,961
Pop toy business	-	-	-
Total revenues	3,795,331	-	3,795,331

Cost of revenues
Learning service and others	(447,753)	-	(447,753)
Consumer business	(102,557)	-	(102,557)
Pop toy business	-	-	-
Total cost of revenue	(550,310)	-	(550,310)

Gross Profit
Learning service and others	3,173,617	-	3,173,617
Consumer business	71,404	-	71,404
Pop toy business	-	-	-
Total gross profit	3,245,021	-	3,245,021

Reconciliation of profit or loss (segment gross profit)
Amounts not allocated to segments:
Sales and marketing expenses	(2,586,977)	-	(2,586,977)
Research and development expenses	(144,868)	-	(144,868)
General and administrative expenses	(125,765)	-	(125,765)
Impairment loss on long-lived assets	(2,652)	-	(2,652)
Impairment loss on goodwill	(7,389)	-	(7,389)
Total operating expenses	(2,867,651)	-	(2,867,651)
Income from operations	377,370	-	377,370
Net Income	385,527	-	385,527
	For the year Ended June 30, 2023
	Learning service and others and consumer business	Pop toy business	Total
	RMB	RMB	RMB

Revenues
Learning service and others	3,076,565	-	3,076,565
Consumer business	4,816	-	4,816
Pop toy business	-	-	-
Total revenues	3,081,381	-	3,081,381

Cost of revenues
Learning service and others	(387,576)	-	(387,576)
Consumer business	(3,922)	-	(3,922)
Pop toy business	-	-	-
Total cost of revenue	(391,498)	-	(391,498)

Gross Profit
Learning service and others	2,688,989	-	2,688,989
Consumer business	894	-	894
Pop toy business	-	-	-
Total gross profit	2,689,883	-	2,689,883

Reconciliation of profit or loss (segment gross profit)
Amounts not allocated to segments:
Sales and marketing expenses	(2,408,464)	-	(2,408,464)
Research and development expenses	(219,781)	-	(219,781)
General and administrative expenses	(175,246)	-	(175,246)
Total operating expenses	(2,803,491)	-	(2,803,491)
Loss from operations	(113,608)	-	(113,608)
Net Loss	(108,652)	-	(108,652)